Annual Fund Operating Expenses - ESG US Corporate Bond ETF - ETF Shares	Sep. 22, 2020
Operating Expenses:
Management Fees	6.00%
12b-1 Distribution Fee	none
Other Expenses	6.00%
Total Annual Fund Operating Expenses	12.00%